Risk management - Capital risk (Details) - item		12 Months Ended
	Apr. 29, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2016
Risk management
Number of work streams used to monitor risk		4
Leverage ratio, baseline reference effect percentage		3.00%
Leverage ratio		7.39%
Capital preservation supplement, Projected period	4 years
Capital preservation supplement target				1.20%
Capital preservation supplement, Percent of requirement achieved			100.00%
Capital conservation buffer (as a percent)		2.50%
Net Capital / Assets subject to Credit, Market and Operating Risk		19.01%	16.37%